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                         SUPPLEMENT DATED APRIL 1, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
   ENHANCED PREFERENCE PLUS(R) ACCOUNT AND FINANCIAL FREEDOM ACCOUNT VARIABLE
                                ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates the following information:

1. On page FFA-46, the heading "Systematic Withdrawal Program for Enhanced TSA and IRA Deferred Annuities" is modified as follows: "Systematic Withdrawal Program for Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities".

2. On page FFA-46, delete the first sentence in the first full paragraph after the heading "Systematic Withdrawal Program for Enhanced TSA and IRA Deferred Annuities" and substitute the following:

      If we agree and if approved in your state for only Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year.

3. On page FFA-46, after the heading "Systematic Withdrawal Program for Enhanced TSA and IRA Deferred Annuities", add the following sentence at the end of the first full paragraph:

      Program payment amounts are subject to our required minimums and administrative restrictions.

4. On page FFA-46, the first paragraph of text along the left-hand side of the page is modified to delete the third and fourth sentences and substitute the following:

      For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59-1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59-1/2.

5. On page FFA-47, add the following new paragraph prior to the section "Minimum Distribution":

      Although, early withdrawal charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account Balance, early withdrawal charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Balance.

      Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


      THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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NEW YORK, NEW YORK 10010                         800-560-5001